Share Capital (Summary of Shares Issued) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [Line Items]
Beginning Balance | shares	569,260,406
Ending Balance | shares	557,492,516
Beginning Balance	$ 15,673
Ending Balance	$ 15,457
Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning Balance | shares	569,260,406
Issued under option plans and share-settled plans | shares	4,424,437
Ending Balance | shares	557,492,516
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning Balance	$ 15,673
Issued under option plans and share-settled plans	226
Repurchased	442
Ending Balance	$ 15,457